Intangible Assets - Summary of Intangible Assets (Detail) - CAD ($) $ in Millions	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Disclosure of intangible assets and goodwill [line items]
Carrying amount	$ 603.8	$ 665.1	$ 741.3
Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	868.9	940.4
Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	265.1	275.3
Goodwill [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	252.3	252.3	252.3
Goodwill [member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	252.3	252.3
Goodwill [member] | Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	0.0	0.0
Trademark [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	138.2	164.6	216.3
Trademark [member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	138.2	164.6
Trademark [member] | Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	0.0	0.0
Software and licenses [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	169.7	173.6	164.9
Software and licenses [member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	344.2	322.9
Software and licenses [member] | Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	174.5	149.3
Patents [Member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	33.6	40.2	45.0
Patents [Member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	45.7	48.3
Patents [Member] | Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	12.1	8.1
Dealer network [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	0.0	23.0	50.2
Dealer network [member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	51.2	115.8
Dealer network [member] | Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	51.2	92.8
Customer relationships [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	10.0	11.4	$ 12.6
Customer relationships [member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	37.3	36.5
Customer relationships [member] | Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	$ 27.3	$ 25.1